Supplement to the
Fidelity® Metaverse ETF
October 30, 2024
Summary Prospectus

The fund has changed its classification from a non-diversified to a diversified fund.
Effective December 20, 2024, Securities Lending Risk is no longer a principal investment risk for the fund.
MET-SUSTK-0525-101 1.9918797.101	May 5, 2025